OPERATING DATA	12 Months Ended
Dec. 31, 2018
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Operating Data	NOTE 4: OPERATING DATA4.1 Revenue
The Company’s revenue is derived from the single performance obligation to transfer primarily steel and mining products under arrangements in which the transfer of control of the products and the fulfillment of the Company’s performance obligation occur at the same time. Revenue from the sale of goods is recognized when the Company has transferred control o
f the goods to the buyer and the buyer obtains the benefits from the goods, the potential cash flows and the amount of revenue (the transaction price) can be measured reliably, and it is probable that the Company will collect the consideration to which it is entitled to in exchange for the goods.
Whether the customer has obtained control over the asset depends on when the goods are made available to the carrier or the buyer takes possession of the goods, depending on the delivery terms. For the Company’s steel producing operations, generally the criteria to recognize revenue has been met when its products are delivered to its customers or to a carrier who will transport the goods to its customers, this is the point in time when the Company has completed its performance obligations. Revenue is measured at the transaction price of the consideration received or receivable, the amount the Company expects to be entitled to.
Additionally, the Company identifies when goods have left its premises, not when the customer receives the goods. Therefore, the Company estimates, based on its historical experience, the amount of goods in-transit when the transfer of control occurs at the destination and defers the revenue recognition.
The Company’s products must meet customer specifications. A certain portion of the Company’s products are returned or have claims filed against the sale because the products contained quality defects or other problems. Claims may be either of the following:

–
Product Rejection - Product shipped and billed to an end customer that did not meet previously agreed customer specifications. Claims typically result from physical defects in the goods, goods shipped to the wrong location, goods produced with incorrect specifications and goods shipped outside acceptable time parameters.

–
Consequential Damages - Damages reported by the customer not directly related to the value of the rejected goods (for example: customer processing cost or mill down time, sampling, storage, sorting, administrative cost, replacement cost, etc.).

The Company estimates the variable consideration for such claims using the expected value method and reduces the amount of revenue recognized.

Warranties:

The warranties and claims arise when the product fails on the criteria mentioned above. Sales‑related warranties associated with the goods cannot be purchased separately and they serve as an assurance that the products sold comply with agreed‑upon specifications. Accordingly, the Company accounts for warranties in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets (see note 8).

Periodically, the Company enters into volume or other rebate programs where once a certain volume or other conditions are met, it refunds the customer some portion of the amounts previously billed or paid. For such arrangements, the Company only recognizes revenue for the amounts it ultimately expects to realize from the customer. The Company estimates the variable consideration for these programs using the most likely amount method or the expected value method, whichever approach best predicts the amount of the consideration based on the terms of the contract and available information and updates its estimates each reporting period.
The Company’s payment terms range from 30 to 90 days from date of delivery, depending on the market and product sold. The Company has applied the practical expedient in IFRS 15 (C5) (d). In 2018, the Company received 364 as advances from its customers which are classified as unsatisfied performance obligations and recognized as liabilities in line with IFRS 15.  The Company expects 100% of the unsatisfied performance obligations as of December 31, 2018  to be recognized as revenue during 2019 as the Company’s contracts have an original expected duration of one year or less.

The tables below summarize the movements relating to the Company's trade receivable and other for the years ended December 31, 2018, 2017 and 2016.

	Year ended December 31,
	2018	2017	2016
Trade accounts receivable and other - opening balance	3,863	2,974	2,679
Performance obligations satisfied	76,033	68,679	56,791
Payments received	(75,387)	(68,059)	(56,418)
Impairment of receivables (net of write backs)	(8)	—	(16)
Reclassification of the period-end receivables to held for sale	(182)	—	(39)
Acquisitions through business combinations	532	33	—
Foreign exchange and others	(419)	236	(23)
Trade accounts receivable and other - closing balance	4,432	3,863	2,974
4.2    Cost of sales
Cost of sales includes the following components:

	Year ended December 31,
	2018	2017	2016
Materials	46,842	42,813	34,276
Labor costs [1]	9,206	8,842	7,572
Logistic expenses	4,974	4,161	3,760
Depreciation and amortization	2,799	2,768	2,721
Gain on bargain purchase[2]	(209)	—	—
Impairment	994	206	205
Other	2,419	2,086	1,894
Total	67,025	60,876	50,428

1.	In 2016, labor costs included an 832 gain relating to changes in post-employment benefit plans in the United States (see note 7.2).
2.
See note 2.2.44.3    Trade accounts receivable and other
Trade accounts receivable are initially recorded at their transaction price and do not carry any interest. ArcelorMittal maintains an allowance for lifetime expected credit loss at an amount that it considers to be a reliable estimate of expected credit losses resulting from the inability of its customers to make required payments. In judging the adequacy of the allowance for expected credit losses, ArcelorMittal considers multiple factors including historical bad debt experience, the current and forward looking economic environment and the aging of the receivables. Recoveries of trade receivables previously reserved in the allowance for expected credit losses are recognized as gains in selling, general and administrative expenses.
ArcelorMittal’s policy is to record an allowance for expected lifetime credit losses and a charge in selling, general and administrative expense when a specific account is deemed uncollectible. The Company concluded that a trade receivable is in default when they are overdue by more than 180 days. Based on historical experience and analysis, the Company concluded that there is a risk of default as such receivables are generally not recoverable and therefore provided for, unless it can be clearly demonstrated that the receivable is still collectible.

Trade accounts receivable and allowance for lifetime

	December 31,
	2018	2017
Gross amount	4,605	4,056
Allowance for lifetime expected credit losses	(173)	(193)
Total	4,432	3,863

	December 31,
	2018	2017
Gross amount	4,605	4,056
Allowance for lifetime expected credit losses	(173)	(193)
Total	4,432	3,863

expected credit losses

	December 31,
	2018	2017
Gross amount	4,605	4,056
Allowance for lifetime expected credit losses	(173)	(193)
Total	4,432	3,863

The carrying amount of the trade accounts receivable and other approximates their fair value. Before granting credit to any new customer, ArcelorMittal uses an internally developed credit scoring system to assess the potential customer’s credit quality and to define credit limits by customer. For all significant customers the credit terms must be approved by the credit committees of each reportable segment. Limits and scoring attributed to customers are reviewed periodically. There are no customers who represent more than 5% of the total balance of trade accounts receivable.

Exposure to credit risk by reportable segment
The maximum exposure to credit risk for trade accounts receivable by reportable segment is as follows:

	December 31,
	2018	2017
NAFTA	579	343
Brazil	864	857
Europe	2,348	2,052
ACIS	531	546
Mining	110	65
Total	4,432	3,863

Aging of trade accounts receivable

	December 31,			December 31,
	2018			2017
	Gross	Allowance under lifetime expected credit loss model (IFRS 9)	Total	Gross	Allowance under incurred loss model (IAS 39)	Total
Not past due	3,377	(3)	3,374	3,134	(4)	3,130
Overdue 1-30 days	691	(3)	688	538	(9)	529
Overdue 31-60 days	178	(1)	177	106	(1)	105
Overdue 61-90 days	97	(1)	96	34	—	34
Overdue 91-180 days	59	(4)	55	46	(13)	33
More than 180 days	203	(161)	42	198	(166)	32
Total	4,605	(173)	4,432	4,056	(193)	3,863

The movements in the allowance are calculated based on lifetime expected credit loss model for 2018 and incurred loss model for 2017 and 2016. The allowances in respect of trade accounts receivable during the periods presented is as follows:

Balance as of December 31, 2015	Additions	Deductions/ Releases	Foreign exchange and others	Balance as of December 31, 2016
170	34	(25)	5	184
Balance as of December 31, 2016	Additions	Deductions/ Releases	Foreign exchange and others	Balance as of December 31, 2017
184	34	(38)	13	193
Balance as of December 31, 2017	Additions	Deductions/ Releases	Foreign exchange and others	Balance as of December 31, 2018
193	35	(29)	(26)	173

The Company has established a number of programs for sales without recourse of trade accounts receivable to various financial institutions (referred to as true sale of receivables (“TSR”)). Through the TSR programs, certain operating subsidiaries of ArcelorMittal surrender the control, risks and benefits associated with the accounts receivable sold; therefore, the amount of receivables sold is recorded as a sale of financial assets and the balances are derecognized from the consolidated statements of financial position at the moment of sale. Upon adoption of IFRS 9 as of January 1, 2018, the Company classified trade receivables subject to TSR programs as financial assets that are held to collect or to sell and recognized them at FVOCI. The fair value measurement was determined based on the invoice amount net of TSR expense payable, a Level 3 unobservable input. The TSR expense is insignificant due to the rate applicable and the short timeframe between the time of sale and the invoice due date. Any loss allowance for these trade receivables is recognized in OCI.4.4    Inventories
Inventories are carried at the lower of cost or net realizable value. Cost is determined using the average cost method. Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and an allocation of fixed and variable production overheads. Raw materials and spare parts are valued at cost, inclusive of freight, shipping, handling as well as any other costs incurred in bringing the inventories to their present location and condition. Interest charges, if any, on purchases have been recorded as financing costs. Costs incurred when production levels are abnormally low are capitalized as inventories based on normal capacity with the remaining costs incurred recorded as a component of cost of sales in the consolidated statements of operations.
Net realizable value represents the estimated selling price at which the inventories can be realized in the normal course of business after allowing for the cost of conversion from their existing state to a finished condition and for the cost of marketing, selling, and distribution. Net realizable value is estimated based on the most reliable evidence available at the time the estimates were made of the amount that the inventory is expected to realize, taking into account the purpose for which the inventory is held.
Previous write-downs are reversed in case the circumstances that previously caused inventories to be written down below cost no longer exist.
Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,168 and 1,239 as of December 31, 2018 and 2017, respectively, are comprised of the following:

	December 31,
	2018	2017
Finished products	7,464	6,321
Production in process	4,596	4,049
Raw materials	6,822	5,883
Manufacturing supplies, spare parts and other [1]	1,862	1,733
Total	20,744	17,986

1.	This consists of spare parts of 1.3 billion and 1.3 billion, and manufacturing and other of 0.6 billion and 0.4 billion as of December 31, 2018 and 2017, respectively.

Note 4.2 discloses the cost of inventories (materials) recognized as an expense during the year.
The movement in the inventory reserve is as follows:

Balance as of December 31, 2015	Additions [1]	Deductions / Releases [2]	Foreign exchange and others	Balance as of December 31, 2016
1,707	473	(964)	(119)	1,097
Balance as of December 31, 2016	Additions [1]	Deductions / Releases [2]	Foreign exchange and others	Balance as of December 31, 2017
1,097	442	(404)	104	1,239
Balance as of December 31, 2017	Additions [1]	Deductions / Releases [2]	Foreign exchange and others	Balance as of December 31, 2018
1,239	423	(382)	(112)	1,168

1.	Additions refer to write-downs of inventories including those utilized or written back during the same financial year.
2.
Deductions/releases correspond to write-backs and utilizations related to the current and prior periods.4.5    Prepaid expenses and other current assets

	December 31,
	2018	2017
VAT receivables	1,049	822
Prepaid expenses and non-trade receivables	416	321
Financial amounts receivable	304	219
Income tax receivable	106	176
Receivables from public authorities	125	147
Receivables from sale of financial and intangible assets	149	118
Derivative financial instruments	617	87
Other [1]	68	41
Total	2,834	1,931
1.
Other includes mainly advances to employees, accrued interest and other miscellaneous receivables.4.6    Other assets
Other assets consisted of the following:

	December 31,
	2018	2017
Derivative financial instruments	609	995
Financial amounts receivable	1,679	345
Long-term VAT receivables	322	198
Cash guarantees and deposits	185	190
Receivables from public authorities	172	173
Accrued interest	86	96
Receivables from sale of financial and intangible assets	61	93
Income tax receivable	18	14
Other [1]	228	130
Total	3,360	2,234

1.	Other mainly includes assets in pension funds and other amounts receivable.

Following the Indian Supreme Court ruling dated October 4, 2018, ArcelorMittal completed a series of payments to the financial creditors of Uttam Galva ("UG") and KSS Petron to clear overdue debts so that the Company's offer submitted for Essar Steel India Limited ("ESIL") remains eligible and can be considered by ESIL’s Committee of Creditors. At December 31, 2018, financial amounts receivable included 844 and 193 related to such payments to UG and KSS Petron, respectively, measured at fair value through profit or loss as of December 31, 2018 (a Level 3 fair value estimate). The fair value of the UG payments was determined on the basis of market multiples and a discounted cash flow model including market participant synergies. Unobservable inputs are used to measure fair value to the extent that relevant observable inputs are not available and include primarily the discount rate, growth rate, expected changes to average selling prices, shipments and direct costs. Assumptions for average selling prices and shipments are based on historical experience and expectations of future changes in the market. 4.7    Trade accounts payable and other

Trade accounts payable are obligations to pay for goods that have been acquired in the ordinary course of business from suppliers. Trade accounts payable have maturities from 15 to 180 days depending on the type of material, the geographic area in which the purchase transaction occurs and the various contractual agreements. The carrying value of trade accounts payable approximates fair value.4.8    Accrued expenses and other liabilities Accrued expenses and other liabilities are comprised of the following as of:

	December 31,
	2018	2017
Accrued payroll and employee related expenses	1,613	1,787
Accrued interest and other payables	976	794
Payable from acquisition of intangible, tangible & financial assets	1,332	943
Other amounts due to public authorities	540	587
Derivative financial instruments	190	325
Unearned revenue and accrued payables	58	69
Total	4,709	4,505